Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Basis of presentation
a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Since June 2023, the knowledge sharing and related business has no longer been part of our business. The knowledge sharing and related business is presented as discontinued operations. The Group presents a disposal of a component or a group of components as discontinued operations when the disposal represents a strategic shift that has or will have a major effect on the Group’s operations and financial results. The financial information of discontinued operations is presented separately from continuing operations in the consolidated financial statements when applicable.

Principles of consolidation
b)	Principles of consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and subsidiaries of the VIE for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the ultimate primary beneficiary of the entity.

Use of estimates
c)	Use of estimates

The preparation of the Group’s financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, variable consideration of revenue recognition and valuation of ordinary shares, preferred shares and share-based compensation. Actual results could differ from such estimates.

Functional currency and foreign currency translation
d)	Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and Yuanbao HK is United States dollars (“US$”). The functional currency of the Group’s PRC entities is RMB and the functional currency of HK Insurance Brokers is Hong Kong dollars (“HK$”).

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income/ (loss) in the consolidated statements of operations and comprehensive income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in foreign exchange gains or losses in the consolidated statements of operations and comprehensive income.

Fair value measurements
e)	Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and cash equivalents
f)	Cash and cash equivalents

Cash and cash equivalents mainly represent bank deposits and short-term, highly liquid investments, with original maturities of less than three months that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

Bank deposits with original maturities of three months or more are recorded as time deposits in the consolidated balance sheet.

Restricted cash
g)	Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the consolidated balance sheets as restricted cash.

As of December 31, 2024, restricted cash of the Group was mainly guaranteed deposits required by National Administration of Financial Regulation (“NAFR”) amounted to RMB15.0 million. As of December 31, 2025, restricted cash of the Group was mainly guaranteed deposits required by NAFR amounted to RMB15.0 million and guaranteed deposit related to foreign exchange settlement contracts amounted to RMB 8.4 million.

Short-term investments
h)	Short-term investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income. To estimate fair value, the Group refers to the quoted rate of return provided by financial institutions at the end of each period and classifies the valuation techniques that use these inputs as level 2 of fair value measurement. Since these investments’ maturity dates are within one year, they are classified as short-term investments, and the related changes in fair value are recorded as investment income. The Group recorded investment income from its short-term investments of RMB0.6 million, RMB6.4 million and RMB45.2 million in the consolidated statements of operations and comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively.

Short-term investments as of December 31, 2024 and 2025, consisted primarily of investments in financial products issued by banks.

Expected credit losses of receivables
i)	Expected credit losses of receivables

The Group’s accounts receivable and deposits, loans to staff (included in “other non-current assets”), amount due from related parties and others (included in “prepayments and other current assets”) are within the scope of Accounting Standards Codification (“ASC”) 326. To estimate current expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type, industry of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances. The allowance for current expected credit losses and corresponding receivables were written off when they are determined to be uncollectible.

Accounts receivable is recorded at the invoiced amount and do not bear interest. The Group’s accounts receivable mainly consist of insurance distribution and services fees receivable from insurance institutions. For the years ended December 31, 2023, 2024 and 2025, the Group recognized a current expected credit loss provision of RMB0.1 million, RMB2.3 million and reversed RMB1.2 million of such previously recognized loss provision (due to improved collectability assessments), respectively.

Property and equipment, net
j)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives and residual value:

Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Motor vehicles	4 years	0%~5%
Leasehold improvement	Shorter of the lease term or estimated economic life	Nil

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income.

Intangible assets other than goodwill
k)	Intangible assets other than goodwill

Intangible assets with an indefinite useful life represent the insurance brokerage license and insurance agency license (“Insurance Distribution and Service-Related Licenses”). Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Intangible assets with finite lives mainly comprise software and system. These assets are amortized on a straight-line basis over their estimated useful lives of respective assets. Below table sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Software and system	3~10 years	0%

Long-term bank deposits

l)Long-term bank deposits

Long-term bank deposits are certificates of deposits placed with banks, all of which have contractual maturities more than one year from the balance sheet dates.

As of December 31, 2024, the Group did not hold any long-term bank deposits. As of December 31, 2025, long-term bank deposit of the Group comprised a certificate of deposit amounted to RMB52.5 million, which was measured at amortized cost. The Group has the positive intent and ability to hold this certificate of deposit to maturity.

Other non-current assets, net
m)	Other non-current assets, net

Other non-current assets mainly represent interest-free long-term loans receivable from certain staff with a payment term of 5 years and prepayments for assets acquisition. The loans receivable is initially measured at amortized cost, equaling to the present value of the total future cashflows discounted using effective interest rate by reference to the market interest rate for the corresponding period, net of an allowance for credit losses. The difference between present value and principal amount of loans is treated as prepaid compensation to staff and is amortized over five years by using the effective interest method.

The loans receivable discount is amortized as interest income over its five-year loan period.

Impairment of long-lived assets
n)	Impairment of long-lived assets

Long-lived assets including intangible assets other than goodwill, property and equipment, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Group measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.

There was no impairment for such long-lived assets for the years ended December 31, 2023, 2024 and 2025, respectively.

Revenue recognition
o)	Revenue recognition

Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the common course of the Group’s activities and is recorded net of value-added tax (“VAT”). The services to be accounted for mainly include insurance distribution and services and knowledge sharing services.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

●	Step 1: Identify the contract(s) with a customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group provides insurance distribution and services through its platform to facilitate insurance carriers’ sales of insurance products. The Group considers insurance carriers its customers.

Insurance distribution services

The Group distributes insurance policies underwritten by insurance carriers on its insurance distribution platform and earns commission fees determined as a percentage of premiums paid by insurance policyholders based on the terms specified in the distribution service contracts. Insurance distribution service fees are generally billed to insurance carriers monthly. The payment term is generally 30 days. The term for the majority of insurance policies distributed by the Group on its platform is 12 months. Insurance policyholders generally pay premium monthly during the policy term. Those insurance policies are cancellable at any time during the policy term and premiums paid in advance are refundable. The Group’s contract terms can give rise to variable consideration such as refund of commission due to refund of premium to policyholders. Such refund period is typically within 1 month. The Group applies the guidance on constraining estimates of variable consideration under ASC 606. Revenue is recognized when a signed insurance policy is in place and the premium is collected from the insurance policyholders since the Group has fulfilled its performance obligation to distribute an insurance policy signed with insurance carriers.

System services

The Group also generates revenue by providing insurance carriers with system services. The Group utilizes its full consumer service cycle engine to generate multi-dimensional and personalized consumer insights which can optimize efficiency of insurance products distribution. There are three categories of system services: marketing and related analytics services, post-sale support services, and other system services. Marketing and related analytics services included services which are designed for insurance product promotion and consumer behavior analysis. Post-sale support services included services aimed at improving consumer satisfaction and delivering consumer value-added services. The insurance carriers are charged by various means based on the terms specified in the system service contracts, such as effective clicks on their insurance product display, effective responses to the insurance carriers’ request of consumer behavior insights, the number of notifications sent to consumers, etc. Revenue is recognized when the performance obligation to provide those services is satisfied (such as when effective clicks on insurance product display or effective responses to insurance carriers’ requests of consumer behavior insights occur, or notifications are sent to consumers). System service fees are generally billed to insurance carriers monthly. The payment term is generally 30 days.

Accounts receivable

Accounts receivable mainly represent amounts due from insurance carriers for insurance distribution and services fees, when the Group has satisfied its performance obligations and has the unconditional right to payment.

Contract assets

Contract assets represent revenue that has been recognized for satisfied performance obligations for which the Group does not have an unconditional right to consideration. The Group does not have any contract assets as of December 31, 2024 and December 31, 2025, respectively.

Contract liabilities

Contract liabilities primarily consist of customer advances which relates to the payments received for insurance distribution and services.

For the years ended December 31, 2024 and 2025, the additions to the contract liabilities balance were primary cash payments received or due in advance of satisfying the Group’s performance obligations, while the reductions to the contract liabilities balance were primarily due to the recognition of revenues upon fulfillment of the Group’s performance obligations, both of which were in the ordinary course of business.

During the years ended December 31, 2023, 2024 and 2025, the Group recognized revenue amounted to RMB43.2 million, RMB64.2 million and RMB97.2 million, that was included in the corresponding opening contract liabilities balance on December 31, 2022, 2023 and 2024, respectively.

	December 31, 2024	December 31, 2025
	RMB	RMB
Contract liabilities
- Insurance distribution services	115,490	61,353
- System services	2,159	2,188
Total	117,649	63,541

Selling and marketing expenses
p)	Selling and marketing expenses

Selling and marketing expenses consist primarily of marketing expenses for user acquisition and brand building, salary and welfare benefits to the Group’s sales and marketing personnel. The Group recognized all selling and marketing expenses as incurred.

General and administrative expenses
q)	General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses and benefits, rental and related expenses for employees involved in general corporate functions, including finance, legal and human resources, as well as expenses associated with use of facilities and equipment, such as depreciation and amortization expenses and other general corporate related expenses.

Research and development expenses
r)	Research and development expenses

Research and development expenses mainly consist of salary and welfare benefits, and cloud service expenses incurred for the development and enhancement to the Group’s websites and platform of applications.

Operations and support
s)	Operations and support

Operations and support mainly consist of (i) costs for customer service personnel and insurance policy acquisition personnel; (ii) channel fee, which is service fee paid to user traffic channels based on successful sales; (iii) cloud service and bandwidth costs, (iv) transaction fees charged by third-party payment platforms related to insurance distribution and services, and (v) other direct costs related to the operation of business.

Others, net
t)	Others, net

Others, net, mainly consist of non-operating income and expenses, such as government subsidies. During the years ended December 31, 2023, 2024 and 2025, government subsidies recognized in the others, net was RMB6.2 million, RMB3.0 million and RMB10.0 million, respectively.

Leases
u)	Leases

The Group determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets (“ROU”) on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group.

When a lease is terminated in its entirety, there is no remaining lease liability or right-of-use asset left. Any difference between the carrying amounts of the right-of-use asset and the lease liability is recorded in the consolidated statements of operations and comprehensive income as a gain or loss; if a termination penalty is paid, that amount is included in the gain or loss on termination. A modification of a lease may result in a partial termination of the lease. The Group records partial termination of a lease by adjusting the lease liability and right-of-use asset. The right-of-use asset is decreased on a basis proportionate to the partial termination of the existing lease. The difference between the decrease in the carrying amount of the lease liability resulting from the modification and the proportionate decrease in the carrying amount of the right-of-use asset is recorded in the consolidated statements of operations and comprehensive income.

The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheets. Payments related to those leases continue to be recognized in the consolidated statements of operations and comprehensive income on a straight-line basis over the lease term.

Share-based compensation
v)	Share-based compensation

Share-based compensation expenses arise from share-based awards, including share options and restricted share units (“RSUs”) for the purchase of ordinary shares and restricted shares.

The Group accounts for share-based awards granted to employee and non-employee in accordance with ASC 718 Stock Compensation. For share options for the purchase of ordinary shares determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the fair value of ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected volatility of the fair value of ordinary shares, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Share-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement.

For an award with a performance and/or service condition that affects vesting, the performance and/or service condition is not considered in determining the award’s fair value on the grant date. Performance and service conditions should be considered when the Group is estimating the quantity of awards that will vest. Compensation expenses will reflect the number of awards that are expected to vest and will be adjusted to reflect those awards that do ultimately vest. The Group recognizes compensation expenses for awards with performance conditions if and when the Group concludes that it is probable that the performance condition will be achieved, net of actual pre-vesting forfeitures over the requisite service period. The Group reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation expenses based on its probability assessment, unless on certain situations, the Group may not be able to determine that it is probable that a performance condition will be satisfied until the event occurs. The vesting of the share options granted by the Group historically till December 31, 2025 are only subject to service condition.

Taxation
w)	Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, and (iii) specific known trend of profits expected to be reflected within the industry.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under “accrued expenses and other current liabilities” on its consolidated balance sheet and under “others, net” in its consolidated statement of operations and comprehensive income. The Group did not recognize any income tax due to uncertain tax position or incur any material interest payments or penalty in connection with tax positions for the years ended December 31, 2023, 2024 and 2025.

Related parties
x)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Net income per share
y)	Net income per share

In accordance with ASC 260, the two-class method is used for computing net income per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s preferred shares are participating securities because they are entitled to receive dividends or distributions. While when the Group is in a net loss position, net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses.

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share is computed by dividing net income attributable to ordinary shareholders, adjusted for the effects of the presumed issuance of potential ordinary shares, by the number of (1) weighted average number of ordinary shares outstanding, plus (2) potentially issuable shares. The Group had convertible redeemable preferred shares, share options and restricted shares which could potentially dilute basic income per ordinary share. To calculate the number of shares for diluted net income per ordinary share, the effect of convertible redeemable preferred shares is computed using the if-converted method and the effect of share options and restricted shares is computed using the treasury stock method. The computation of diluted net income per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e., an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss/income per share.

The dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. Therefore, this dual class share structure has no impact to the net income per share calculation. Basic net income per share and diluted net income per share are the same for each Class A ordinary shares and Class B ordinary shares.

Statutory reserves
z)	Statutory reserves

In accordance with China’s Company Laws, the Company’s subsidiary, the VIE and subsidiaries of the VIE in PRC must make appropriations from their after-tax profit, if any (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit, if any (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the subsidiary. Appropriations to the other two reserve funds are at the subsidiary’s discretion.

Amounts appropriated to statutory reserves, as determined pursuant to PRC GAAP, were nil, RMB81.0 million and RMB230.0 million as of December 31, 2023, 2024 and 2025, respectively.

Comprehensive income
aa)	Comprehensive income

Comprehensive income is defined to include all changes in deficit of the Group during a period arising from transactions and other events and circumstances from non-owner resources. Other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Segment reporting
ab)	Segment reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as Mr. Fang, Chairman of the Board of Directors and Chief Executive Officer.

Significant risk and uncertainties
ac)	Significant risk and uncertainties

Currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, has the administration authority for the conversion of RMB into foreign currencies. The value of RMB is subject to changes in global and local economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash.

As of December 31, 2024 and 2025, there were cash at bank denominated in US dollars amounting to approximately US$43.9 million (RMB315.5 million) and US$25.2 million (RMB177.0 million), respectively, denominated in HKD amounting to approximately nil and HKD0.8 million (RMB0.7 million), respectively, and denominated in RMB amounting to approximately RMB1,589.2 million and RMB682.7 million, respectively.

Concentration of credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk mainly consist of cash and cash equivalents, restricted cash, time deposits, accounts receivable, long-term bank deposits, amounts due from related parties and others (included in “Prepayments and other current assets” and “Other non-current assets”).

As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents, time deposits and restricted cash and long-term bank deposits were held in financial institutions located in China, which management considers being of high credit quality.

As of December 31, 2024 and 2025, the Group had approximately RMB1,625.3 million and RMB682.6 million cash and cash equivalents held by its PRC subsidiaries and the VIE, representing 85.3% and 79.3% of total cash and cash equivalents of the Group, respectively. Cash transfers from the Company’s PRC subsidiaries and the VIE to companies outside of China are subject to relevant laws and regulations. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

Details of the customers accounting for 10% or more of revenue of the Group are as follows:

	For the year ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Customer A	539,136	26%	950,542	29%	1,477,333	34%
Customer B	207,350	10%	594,564	18%	987,973	23%
Customer C	*	*	*	*	458,931	10%
Customer D	229,038	11%	410,875	13%	*	*
Customer E	385,860	19%	*	*	*	*
*	represented less than 10% of revenue for the year.

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31, 2024		As of December 31, 2025
	RMB	%	RMB	%
Customer B	119,962	46%	173,719	39%
Customer A	*	*	100,284	23%
*	represented less than 10% of accounts receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

Recently issued accounting pronouncements adopted and not yet adopted
ad)	Recently issued accounting pronouncements adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to improve transparency of income tax disclosure by requiring income tax disclosures to contain consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. Specifically, public business entities are required to disclose a tabular reconciliation, using both percentages and reporting currency amounts. This standard affects the disclosure of income taxes, not the accounting for income taxes. This standard is effective for the Group for the annual period beginning after December 15, 2025, with early adoption permitted. The Group early adopted ASU 2023-09 on a prospective basis in the annual financial statements for the year ended December 31, 2025, as permitted by the standard. Refer to Note 8 for the expanded income tax disclosures.

ae)	Recently issued accounting pronouncements not yet adopted

The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group elected to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act, that is the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, consolidated statements of operations and comprehensive income, and consolidated statements of cash flows.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE), requiring additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. This guidance applies to all public business entities (PBEs) and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Group is currently evaluating the potential impact of the adoption of ASU 2024-03 on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU relates to estimating credit losses under CECL for current accounts receivable and current contract assets arising from revenue transactions accounted for under ASC 606, Revenue from Contracts with Customers, including those acquired in a transaction accounted for under ASC 805, Business Combinations. The ASU does not apply to other types of accounts receivable and loans. For all entities, the ASU provides a practical expedient to assume that current conditions as of the balance sheet date will persist through the reasonable and supportable forecast period for eligible assets, entities other than public business entities can also make an accounting policy election to consider subsequent collections of balances received after the balance sheet date through a date selected by the entity. This policy election is available only if the entity elects the practical expedient. The date selected must be when or before financial statements are available to be issued. Under this accounting policy election, no credit loss would be recorded on balances that have been collected through subsequent receipts. Remaining uncollected amounts would be evaluated for credit losses using the practical expedient. If elected, the practical expedient and the accounting policy election (if applicable) must be applied consistently to all eligible current accounts receivable and current contract assets. Entities will be required to disclose if they have elected the practical expedient and the related accounting policy election as well as the date utilized to evaluate subsequent receipts (if the policy is elected). For all entities, the amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual periods. Early adoption is permitted. The Group is currently evaluating the potential impact of the adoption of ASU 2025-05 on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Accounting for Government Grants Received by Business Entities. This ASU establishes a comprehensive recognition, measurement, presentation, and disclosure model for government grants received by business entities, applicable to all nonrefundable transfers of assets from a government to a business entity. The core principle requires recognition when there is a present right to receive the grant, and it is probable that the entity will comply with the grant’s conditions. For grants related to assets, an entity can choose either the deferred income approach (recognize as deferred income and amortize to income) or the cost accumulation approach (reduce the carrying amount of the related asset). Grants related to income are recognized systematically over the periods when related costs are recognized. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2028, including interim periods within those annual periods. Early adoption is permitted. The Group is currently evaluating the potential impact of adopting ASU 2025-10 on its consolidated financial statements.